BUSINESS COMBINATIONS (Tables)	12 Months Ended
Dec. 31, 2023
BUSINESS COMBINATIONS
Summary of allocation of purchase price
For the
year ended
December 31,
2022
Cash	$4,467
Accounts receivable	687,612
Other receivables	23,211
Property and equipment, net	34,192
Intangible assets, net	468,482
Right-of-use assets, net	233,467
Total assets	$1,451,431

Accounts payable	$(1,028,338)
Short-term bank loans	(409,572)
Taxes payable	(35,425)
Due to related parties	(82,909)
Lease liability	(45,551)
Accrued expenses and other current liabilities	(1,631,183)
Less: Total liabilities	$(3,232,978)

Net tangible liabilities	$(1,781,547)
Goodwill	9,481,547
Total fair value of purchase price allocation	$7,700,000

Consideration in the form of shares	$7,700,000
Total consideration	$7,700,000

Schedule of contingent consideration
For the
year ended
December 31,
2022
Cash	$7,335,975
Other receivables	951,139
Property and equipment, net	10,154,195
Intangible assets, net	1,284,797
Total assets	$19,726,106

Accounts payable	$(3,089,786)
Taxes payable	(747)
Accrued expenses and other current liabilities	(18,630,396)
Less: total liabilities	$(21,720,929)

Net tangible liabilities	$(1,994,823)
Goodwill	61,994,823
Total fair value of purchase price allocation	$60,000,000

Consideration in the form of cash (prepaid in fiscal 2021)	$1,492,772
Consideration in the form of receivables offsetting purchase consideration	39,191,427
Contingency consideration	19,315,801
Total consideration	$60,000,000